Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Termination	Plan TerminationAlthough it has not expressed any intention to do so, the Company reserves the right to change or discontinue the Plan at any time subject to the provisions of ERISA. In the event of Plan termination, the participants will become fully vested in their accounts.